SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

On January 1, 2025, an employee was granted 20,000 restricted ordinary shares in connection with sales activities in North America. The restricted shares are subject to a two-year service period commencing on January 1, 2025. Under the terms of the agreement, 10,000 shares will be granted annually during the service period, and each tranche is subject to a six-month lock-up restriction upon issuance. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

On April 30, 2025, an external consultant was granted 1,800,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, all of the shares were issued on June 20, 2025 and are subject to a six-month lock-up restriction. The grant is subject to a two-year service period commencing on April 30, 2025, and, accordingly, the Company recognized compensation expense for two months of the requisite service period as of June 30, 2025. On August 28, 2025, the Company and the external consultant entered into a supplemental amendment agreement, pursuant to which the service period was extended to five years, ending on April 29, 2030.

On June 3, 2025, an employee was granted 10,000 restricted ordinary shares for services related to sales expansion in certain regions of China. The restricted shares are subject to a one-year service period commencing on June 3, 2025, and vesting is conditional upon the achievement of the agreed-upon annual sales performance target. Upon issuance, the shares will be subject to a twelve-month lock-up restriction. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

The estimated fair value of restricted shares granted were the closing prices prevailing on each grant date.

A summary of activities of the restricted shares for the six months ended June 30, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2024	—	—
Granted	1,830,000	4.24
Vested	(155,693)	4.34
Unvested as of June 30, 2025	1,674,307	4.23

Share-based compensation expenses of US$676,625 were recognized for the restricted shares during the six months ended June 30, 2025. As of June 30, 2025, there was unrecognized share-based compensation expenses of US$7,087,675 in relation to the restricted shares, which is expected to be recognized over a weighted average period of 1.82 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
General and administrative expenses	—	628,500
Selling and marketing expenses	—	48,125
Total	—	676,625